SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) ¥ in Thousands, $ in Thousands	11 Months Ended	12 Months Ended				33 Months Ended
	Mar. 31, 2019	Dec. 31, 2022 USD ($) Integer SUPPLIER CUSTOMER	Dec. 31, 2022 CNY (¥) Integer SUPPLIER CUSTOMER	Dec. 31, 2021 CNY (¥) SUPPLIER CUSTOMER	Dec. 31, 2020 CNY (¥) SUPPLIER CUSTOMER	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 JPY (¥)
Product Information [Line Items]
Convenience translation rate			6.8972				6.8972
Deposits insured			¥ 20,337,000	¥ 24,678,000		¥ 24,678,000
Interest rate, term deposits			4.20%	0.44%		0.44%	4.20%
Gross profit		$ 32,811	¥ 226,300,000	¥ 271,933,000	¥ 245,335,000
Revenues (including related parties amounts of RMB 33,068, RMB 5,994 and RMB 1,377 for the years ended December 31,2020, 2021 and 2022, respectively)		86,069	593,634,000	752,688,000	723,453,000
Research and development expenses		$ 47,340	326,513,000	297,360,000	174,192,000
Advertising expenses			52,716,000	57,618,000	46,942,000
Employee social benefits			¥ 104,722,000	¥ 94,148,000	¥ 45,181,000
Number of customers individually represent revenue | CUSTOMER		0	0	0	0
Number of suppliers individually represent cost | SUPPLIER		1	1	0	0
Number of customers individually represent accounts receivable | CUSTOMER		2	2	1
Number of suppliers individually represent accounts payable | SUPPLIER		2	2	2
Number of customers individually represent contract liabilities | CUSTOMER		0	0	1
Number of supplier prepayments and other current assets | SUPPLIER		1	1	2
Financial instruments amount			¥ 1,989,000,000	¥ 2,553,000,000		¥ 2,553,000,000
Profit appropriation to statutory surplus fund			¥ 0	¥ 0		¥ 0
Accounting Standards Update 2021-01 [Member]
Product Information [Line Items]
Change in accounting principle, accounting standards update, adopted				true		true
Change in accounting principle, accounting standards update, adopted date				Jan. 01, 2022		Jan. 01, 2022
Change in accounting principle, accounting standards update, adopted immaterial effect				true		true
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk percentage		11.10%	11.10%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage		21.00%	21.00%	17.40%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage		17.10%	17.10%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk percentage		11.20%	11.20%	12.70%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier Two [Member]
Product Information [Line Items]
Concentration risk percentage		11.10%	11.10%	10.50%
Contract Liabilities [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage				11.40%
Prepaid Expenses and Other Current Assets [Member] | Supplier Concentration Risk [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk percentage		21.50%	21.50%	26.10%
Prepaid Expenses and Other Current Assets [Member] | Supplier Concentration Risk [Member] | Supplier Two [Member]
Product Information [Line Items]
Concentration risk percentage				13.90%
Covering Communications Platform As Service [Member]
Product Information [Line Items]
VAT rate	6.00%					6.00%
Number of performance obligations | Integer		2	2
Number of performance obligations | Integer		1	1
Gross profit			¥ 89,000,000	¥ 166,000,000	¥ 212,000,000
Revenues (including related parties amounts of RMB 33,068, RMB 5,994 and RMB 1,377 for the years ended December 31,2020, 2021 and 2022, respectively)			¥ 14,000,000	41,000,000	50,000,000
Covering Communications Platform As Service [Member] | Minimum [Member]
Product Information [Line Items]
Length of service contracts		3 months	3 months
Covering Communications Platform As Service [Member] | Maximum [Member]
Product Information [Line Items]
Length of service contracts		12 months	12 months
Communication Devices [Member]
Product Information [Line Items]
VAT rate	13.00%					16.00%
Cloudbased Contact Center [Member]
Product Information [Line Items]
Number of performance obligations | Integer		1	1
Revenues (including related parties amounts of RMB 33,068, RMB 5,994 and RMB 1,377 for the years ended December 31,2020, 2021 and 2022, respectively)			¥ 310,765,000	276,126,000	227,550,000
Cloudbased Contact Center [Member] | Minimum [Member]
Product Information [Line Items]
Length of service contracts		3 months	3 months
Cloudbased Contact Center [Member] | Maximum [Member]
Product Information [Line Items]
Length of service contracts		12 months	12 months
Cloud Based Unified Communications And Collaborations [Member]
Product Information [Line Items]
Number of performance obligations | Integer		1	1
CHINA
Product Information [Line Items]
Deposits insured			¥ 500,000
Revenues (including related parties amounts of RMB 33,068, RMB 5,994 and RMB 1,377 for the years ended December 31,2020, 2021 and 2022, respectively)			556,663,000	711,932,000	700,535,000
JAPAN
Product Information [Line Items]
Deposits insured							¥ 10,000
Revenues (including related parties amounts of RMB 33,068, RMB 5,994 and RMB 1,377 for the years ended December 31,2020, 2021 and 2022, respectively)			¥ 36,971,000	¥ 40,756,000	¥ 22,918,000